Convertible Debentures (Tables)	12 Months Ended
Jun. 30, 2024
Convertible Debentures
Schedule of components of convertible debentures

	June 30,	June 30,
	2024	2023
Principal balance	$10,840,000	$2,100,000
Less: conversions into ordinary shares	(1,200,000)	—
Less: repayments in cash	(1,860,000)	(300,000)
Remaining balance	7,780,000	1,800,000
Less: debentures discount and debts issuance cost	(2,615,989)	(543,201)
Total	$5,164,011	$1,256,799
Less: non-current	(3,283,992)	(486,332)
Total current	$1,880,019	$770,467

Convertible Debt Issued on October 21, 2022
Convertible Debentures
Schedule of Black Scholes options pricing model

Share price	$0.27
Exercise price	$1.20
Expected terms (in years)	7
Expected volatility	109%
Annual rate of quarterly dividends	—%
Risk free interest rate	1.52%

Convertible Debt Issued on December 29, 2023
Convertible Debentures
Schedule of Black Scholes options pricing model

Share price	$4.15
Exercise price	$15.00
Expected terms (in years)	10
Expected volatility	175%
Annual rate of quarterly dividends	—%
Risk free interest rate	1.72%